Contracts with Customers - Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 1,020.8	$ 1,010.6	$ 771.6
Over time
Disaggregation of Revenue [Line Items]
Revenue	970.3	978.0	743.0
Point in time
Disaggregation of Revenue [Line Items]
Revenue	$ 50.5	$ 32.6	$ 28.6